FHLB Stock (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank (FHLB) Stock, At Cost	$ 2,214,800	$ 3,144,600
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.09%	0.15%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.30%	4.50%
Federal Home Loan Bank (FHLB) Stock, At Cost	$ 2,200,000	$ 3,100,000